Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For the most recently completed fiscal year, the Company did not use any “financial performance measures” as defined in Item 402(v) of Regulation S-K to link compensation paid to the Named Executive Officers to the Company’s performance.

Pay Versus Performance Table

The following table sets forth information concerning the compensation of the Named Executive Officers for each of the fiscal years ended June 30, 2025, 2024 and 2023, and the financial performance of the Company for each such fiscal year.

Pay Versus Performance
Year (a)	Summary Compensation Table Total for CEO (b)(1)	Compensation Actually Paid to CEO (c)(2)	Average Summary Compensation Table Total for Non-CEO NEOs (d)(1)	Average Compensation Actually Paid to Non-CEO NEOs (e)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”) (f)(3)	Net Income (g)
2025	$5,350,835	$6,394,892	$863,412	$906,361	$222	$7,498,000
2024	$5,914,510	$(2,395,366)	$905,138	$258,079	$192	$5,646,000
2023	$4,499,609	$13,177,071	$1,002,759	$1,298,489	$220	$9,719,000

(1)	The Company’s CEO for the fiscal years ended June 30, 2025, 2024 and 2023 is Henry M. Nahmad, and its Non-CEO NEOs for whom the average compensation is presented in this table for such fiscal years are Tom Marks and Robert H.Lazar.

(2)	Compensation actually paid to the Company’s NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025		2024		2023
Adjustments	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for applicable fiscal year	$(3,999,997)	$(324,987)	$(4,500,009)	$(375,015)	$(3,299,609)	$(494,934)
Increase (deduction) in fair value of awards granted during applicable fiscal year that remained unvested as of applicable fiscal year end, determined as of applicable fiscal year end	$1,423,601	$115,663	$(1,346,669)	$(113,418)	$1,153,851	$173,075
Increase (deduction) for awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end, determined based on change in fair value from prior fiscal year end to applicable fiscal year end	$3,156,826	$215,771	$(3,037,976)	$(210,661)	$10,634,543	$615,134
Increase (deduction) for awards granted during prior fiscal year that vested during applicable fiscal year, determined based on change in fair value from prior fiscal year end to vesting date	$29,171	$4,756	$246,595	$38,937	$188,677	$2,455
Dollar value of any dividends (or dividend equivalents) or other earnings paid on unvested awards during the fiscal year that are not otherwise reflected in the fair value of the award or in any other component of total compensation	$434,456	$31,747	$328,183	$23,098	-	-
Total Adjustments	$1,044,057	$42,950	$(8,309,876)	$(637,059)	$8,677,462	$295,730
(3)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The Company did not pay any dividends during the fiscal year ended June 30, 2023. During October 2023, the Company paid a special cash dividend on its common stock of $0.28 per share. During October 2024, the Company paid a special cash dividend on its common stock of $0.31 per share.

PEO Total Compensation Amount	[1]	$ 5,350,835	$ 5,914,510	$ 4,499,609
PEO Actually Paid Compensation Amount	[2]	$ 6,394,892	(2,395,366)	13,177,071
Adjustment To PEO Compensation, Footnote	Compensation actually paid to the Company’s NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2025		2024		2023
Adjustments	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for applicable fiscal year	$(3,999,997)	$(324,987)	$(4,500,009)	$(375,015)	$(3,299,609)	$(494,934)
Increase (deduction) in fair value of awards granted during applicable fiscal year that remained unvested as of applicable fiscal year end, determined as of applicable fiscal year end	$1,423,601	$115,663	$(1,346,669)	$(113,418)	$1,153,851	$173,075
Increase (deduction) for awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end, determined based on change in fair value from prior fiscal year end to applicable fiscal year end	$3,156,826	$215,771	$(3,037,976)	$(210,661)	$10,634,543	$615,134
Increase (deduction) for awards granted during prior fiscal year that vested during applicable fiscal year, determined based on change in fair value from prior fiscal year end to vesting date	$29,171	$4,756	$246,595	$38,937	$188,677	$2,455
Dollar value of any dividends (or dividend equivalents) or other earnings paid on unvested awards during the fiscal year that are not otherwise reflected in the fair value of the award or in any other component of total compensation	$434,456	$31,747	$328,183	$23,098	-	-
Total Adjustments	$1,044,057	$42,950	$(8,309,876)	$(637,059)	$8,677,462	$295,730

Non-PEO NEO Average Total Compensation Amount	[1]	$ 863,412	905,138	1,002,759
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 906,361	258,079	1,298,489
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative Total Shareholder Return

The following chart sets forth the relationship between the compensation actually paid to the Company’s Chief Executive Officer, the average of the compensation actually paid to the other Named Executive Officers, and the Company’s cumulative total shareholder return over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following chart sets forth the relationship between the compensation actually paid to the Company’s Chief Executive Officer, the average of the compensation actually paid to the other Named Executive Officers, and the Company’s net income for the three most recently completed fiscal years.

Total Shareholder Return Amount	[3]	$ 222	192	220
Net Income (Loss)		7,498,000	5,646,000	9,719,000
CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,044,057	(8,309,876)	8,677,462
CEO [Member] | Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for applicable fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,999,997)	(4,500,009)	(3,299,609)
CEO [Member] | Increase (deduction) in fair value of awards granted during applicable fiscal year that remained unvested as of applicable fiscal year end, determined as of applicable fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,423,601	(1,346,669)	1,153,851
CEO [Member] | Increase (deduction) for awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end, determined based on change in fair value from prior fiscal year end to applicable fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,156,826	(3,037,976)	10,634,543
CEO [Member] | Increase (deduction) for awards granted during prior fiscal year that vested during applicable fiscal year, determined based on change in fair value from prior fiscal year end to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		29,171	246,595	188,677
CEO [Member] | Dollar value of any dividends (or dividend equivalents) or other earnings paid on unvested awards during the fiscal year that are not otherwise reflected in the fair value of the award or in any other component of total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		434,456	328,183
Average Non-CEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		42,950	(637,059)	295,730
Average Non-CEO NEOs [Member] | Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for applicable fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(324,987)	(375,015)	(494,934)
Average Non-CEO NEOs [Member] | Increase (deduction) in fair value of awards granted during applicable fiscal year that remained unvested as of applicable fiscal year end, determined as of applicable fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		115,663	(113,418)	173,075
Average Non-CEO NEOs [Member] | Increase (deduction) for awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end, determined based on change in fair value from prior fiscal year end to applicable fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		215,771	(210,661)	615,134
Average Non-CEO NEOs [Member] | Increase (deduction) for awards granted during prior fiscal year that vested during applicable fiscal year, determined based on change in fair value from prior fiscal year end to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,756	38,937	2,455
Average Non-CEO NEOs [Member] | Dollar value of any dividends (or dividend equivalents) or other earnings paid on unvested awards during the fiscal year that are not otherwise reflected in the fair value of the award or in any other component of total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 31,747	$ 23,098

[1]	The Company’s CEO for the fiscal years ended June 30, 2025, 2024 and 2023 is Henry M. Nahmad, and its Non-CEO NEOs for whom the average compensation is presented in this table for such fiscal years are Tom Marks and Robert H.Lazar.
[2]	Compensation actually paid to the Company’s NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2025		2024		2023
Adjustments	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for applicable fiscal year	$(3,999,997)	$(324,987)	$(4,500,009)	$(375,015)	$(3,299,609)	$(494,934)
Increase (deduction) in fair value of awards granted during applicable fiscal year that remained unvested as of applicable fiscal year end, determined as of applicable fiscal year end	$1,423,601	$115,663	$(1,346,669)	$(113,418)	$1,153,851	$173,075
Increase (deduction) for awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end, determined based on change in fair value from prior fiscal year end to applicable fiscal year end	$3,156,826	$215,771	$(3,037,976)	$(210,661)	$10,634,543	$615,134
Increase (deduction) for awards granted during prior fiscal year that vested during applicable fiscal year, determined based on change in fair value from prior fiscal year end to vesting date	$29,171	$4,756	$246,595	$38,937	$188,677	$2,455
Dollar value of any dividends (or dividend equivalents) or other earnings paid on unvested awards during the fiscal year that are not otherwise reflected in the fair value of the award or in any other component of total compensation	$434,456	$31,747	$328,183	$23,098	-	-
Total Adjustments	$1,044,057	$42,950	$(8,309,876)	$(637,059)	$8,677,462	$295,730

[3]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The Company did not pay any dividends during the fiscal year ended June 30, 2023. During October 2023, the Company paid a special cash dividend on its common stock of $0.28 per share. During October 2024, the Company paid a special cash dividend on its common stock of $0.31 per share.